Summary of Activity under Stock Option Plans (Detail) (AVX Corporation) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2011 USD ($) Year OptionPlan	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Number of Options
Beginning Balance	4,878	4,878
Granted	575	575
Exercised	(513)	(513)
Expired and cancelled	(985)	(985)
Ending Balance	3,955	3,955
Exercisable at March 31, 2011	2,660	2,660
Weighted Average Exercise Price
Beginning Balance	$ 15.61
Granted	$ 13.77
Exercised	$ 11.70
Expired and cancelled	$ 22.71
Ending Balance	$ 14.08
Exercisable at March 31, 2011	$ 14.72
Weighted Average Contractual Life Remaining (years)
Outstanding at March 31, 2011	5.41	5.41
Exercisable at March 31, 2011	4.01	4.01
Aggregated Intrinsic Value
Exercised		¥ 149	¥ 2	¥ 88
Outstanding at March 31, 2011		272
Exercisable at March 31, 2011		¥ 42